Debt	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Debt

NOTE 11. DEBT:

As of December 31, 2019, we had approximately $2.9 million in borrowings outstanding under our senior secured credit facility (the “Credit Facility”), which provided for up to $8 million in principal for revolving loans (the “Revolving Loans”) for general working capital purposes.

On January 23, 2019, certain subsidiaries of the Company, including Ameri100 Arizona LLC, Ameri100 Georgia, Inc., Ameri100 California, Inc. and Ameri and Partners, Inc., as borrowers (individually and collectively, “Borrower”) entered into a Loan and Security Agreement (the “Loan Agreement”), with North Mill Capital LLC, as lender (the “Lender”). The Loan Agreement has an initial term of two years from the closing date, with renewal thereafter if Lender, at its option, agrees in writing to extend the term for additional one-year periods (the “Term”). The Loan Agreement is collateralized by a first-priority security interest in all of the assets of Borrower. In addition, (i) pursuant to a Corporate Guaranty entered into by the Company in favor of the Lender (the “Corporate Guaranty”), the Company has guaranteed the Borrower’s obligations under the Credit Facility and (ii) pursuant to a Security Agreement entered into between the Company and Lender (the “Security Agreement”), the Company granted a first-priority security interest in all of its assets to Lender.

The Borrowers received an initial advance on January 23, 2019 in an amount of approximately $2.85 million (the “Initial Advance”). Borrowings under the Credit Facility accrue interest at the prime rate (as designated by Wells Fargo Bank, National Association) plus one and three quarters percentage points (1.75%), but in no event shall the interest rate be less than seven and one-quarter percent (7.25%). Notwithstanding anything to the contrary contained in the Loan Documents, the minimum monthly interest payable by Borrower on the Advances (as defined in the Loan Agreement) in any month shall be calculated based on an average Daily Balance (as defined in the Loan Agreement) of Two Million Dollars ($2,000,000) for such month. For the first year of the Term, Borrower shall pay to Lender a facility fee equal to $50,000, due in equal monthly installments, with additional facility fees due to Lender in the event borrowings exceed certain thresholds and with additional facility fees due and payable in later years or upon later milestones. In addition, Borrower shall pay to Lender a monthly fee (the “Servicing Fee”) in an amount equal to one-eighth percent (.125%) of the average Daily Balance (as defined in the Loan Agreement) during each month on or before the first day of each calendar month during the Term.

The Company used approximately $2.75 million of the Initial Advance to repay all of its outstanding obligations under the Credit Facility of Sterling National Bank. Upon payment, the Company’s obligations under the erstwhile Credit Facility were terminated.

Borrower also agreed to certain negative covenants in the Loan Agreement, including that they will not, without the prior written consent of Lender, enter into any extraordinary transactions, dispose of assets, merge, acquire, or consolidate with or into any other business organization or restructure.

If an Event of Default (as defined in the Loan Agreement) occurs, Lender may, among other things, (i) declare all obligations immediately due and payable in full; (ii) cease advancing money or extending credit to or for the benefit of Borrower; and/or (iii) terminate the Loan Agreement as to any future liability or obligation of Lender, without affecting Lender’s right to repayment of all obligations and Lender’s security interests.

In addition, as of December 31, 2019, we have an outstanding aggregate of $1 million in 5% Convertible Unsecured Debentures (the “Debentures”), which were issued to one of accredited investors. The Debentures bear interest at 5% per annum and are convertible at $0.01 per share.

In addition, as of December 31, 2019, we have an outstanding aggregate of $1 million in 8% Convertible Unsecured Promissory Notes (the “2017 Notes”), which were issued to one of our accredited investor, including one of the Company’s then-directors, Dhruwa N. Rai, and David Luci, who became a director of the Company in February 2018. The 2017 Notes bear interest at 8% per annum until maturity in March 2020, with interest being paid annually on the first, second and third anniversaries of the issuance of the 2017 Notes beginning in March 2018. From and after an event of default and for so long as the event of default is continuing, the 2017 Notes will bear default interest at the rate of 10% per annum. The 2017 Notes can be prepaid by us at any time without penalty.

The 2017 Notes are convertible into shares of our common stock at a conversion price equal to $70. The holders of the 2017 Notes have the right, at their option, at any time and from time to time to convert, in part or in whole, the outstanding principal amount and all accrued and unpaid interest under the 2017 Notes into shares of the Company’s common stock at the then applicable conversion price.

The 2017 Notes rank junior to our secured credit facility with Sterling National Bank. The 2017 Notes also include certain negative covenants including, without the investors’ approval, restrictions on dividends and other restricted payments and reclassification of its stock.

Short-term Debt:

The following summarizes our short-term debt balances as of December 31:

	2019	2018
Notes outstanding under revolving credit facility	$2,881,061	$3,950,681
Convertible note	1,000,000	1,250,000
Debentures	1,000,000	-
Term loan - current maturities	-	6,450
Total short-term debt	$4,881,061	$5,207,131